OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DETAIL OF OTHER CURRENT ASSETS
The following table presents the detail of other current assets:

	December 31,	June 30,
(in thousands)	2020	2021
User-held fractional shares	$802,483	$1,430,855
Prepaid expenses	28,629	67,412
Securities owned	3,222	18,874
Other	16,804	25,761
Total other current assets	$851,138	$1,542,902

The following table presents the detail of other current assets:

	December 31,
(in thousands)	2019	2020
User-held fractional shares	$—	$802,483
Prepaid expenses	17,159	28,629
Securities owned	2,997	3,222
Other	8,186	16,804
Total other current assets	$28,342	$851,138